General information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by operating activities	$ 384.8	$ 162.9
Net cash used in investing activities	$ (192.5)	(673.7)
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by operating activities		(31.7)
Net cash used in investing activities		$ 31.7